UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	August 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments August 31, 2006  (unaudited)

NUMBER OF SHARES		VALUE

	COMMON STOCKS (99.4%)
	Australia (2.8%)
	Data Processing Services
751,600	Computershare Ltd.	$4,476,590

	Other Consumer Services
564,000	A.B.C. Learning Centres Ltd.	2,795,051

	Total Australia	7,271,641

	Bermuda (4.4%)
	Insurance Brokers/Services
136,000	Willis Group Holdings Ltd.	4,925,920

	Multi-Line Insurance
151,700	Axis Capital Holdings Ltd.	4,919,631

	Semiconductors
101,634	Marvell Technology Group Ltd.*	1,779,611

	Total Bermuda	11,625,162

	British Virgin Islands (1.1%)
	Electronic Equipment/Instruments
192,600	Nam Tai Electronics, Inc.	2,887,074

	Canada (2.1%)
	Biotechnology
230,600	Angiotech Pharmaceuticals, Inc.*	2,757,976

	Food: Specialty/Candy
311,000	SunOpta Inc.*	2,606,180

	Total Canada	5,364,156

	Denmark (1.8%)
	Major Banks
123,000	Danske Bank A/S	4,728,983

	Germany (5.9%)
	Apparel/Footwear
88,504	Adidas AG	4,215,523

	Finance/Rental/Leasing
52,827	Grenkeleasing AG	3,179,742

	Financial Conglomerates
86,600	Hypo Real Estate Holding AG	5,366,720

	Medical Specialties
16,500	Fresenius AG	2,809,627

	Total Germany	15,571,612

	Greece (2.3%)
	Regional Banks
113,188	EFG Eurobank Ergasias	3,420,252

	Wireless Telecommunications
110,600	Cosmote Mobile Telecommunications S.A.	2,574,510

	Total Greece	5,994,762

	Hong Kong (5.3%)
	Agricultural Commodities/Milling
6,382,000	Global Bio-chem Technology Group Co., Ltd.	2,125,282

	Apparel/Footwear Retail
924,500	Esprit Holdings Ltd.	7,690,794

	Wholesale Distributors
1,712,040	Li & Fung Ltd.	4,072,355

	Total Hong Kong	13,888,431

	India (1.2%)
	Construction Materials
162,300	Associated Cement Co., Ltd.	3,178,739

	Israel (1.7%)
	Pharmaceuticals: Other
131,000	Teva Pharmaceutical Industries Ltd. (ADR)	4,553,560

	Italy (3.3%)
	Major Banks
1,078,000	UniCredito Italiano SpA	8,585,287

	Japan (3.5%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	5,146,144

	Industrial Machinery
255,000	OSG Corp.	4,106,945

	Total Japan	9,253,089

	Mexico (1.4%)
	Beverages: Non-Aloholic
39,300	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) †	3,691,056

	Singapore (4.6%)
	Airlines
620,000	Singapore Airlines Ltd.	5,199,161

	Electronic Components
243,100	Flextronics International Ltd.*	2,868,580

	Marine Shipping
3,976,000	Cosco Corp. (Singapore) Ltd.	3,864,608

	Total Singapore	11,932,349

	South Africa (1.1%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd.*	2,844,221

	Spain (9.9%)
	Apparel/Footwear Retail
104,000	Industria de Diseno Textil, S.A.	4,688,620

	Broadcasting
179,122	Antena 3 de Television S.A.	4,119,087
188,600	Gestevision Telecinco S.A.	4,853,817

		8,972,904
	Major Banks
165,640	Banco Bilbao Vizcaya Argentaria, S.A.	3,783,605
289,889	Banco Santander Central Hispano S.A.	4,494,916
		8,278,521
	Major Telecommunications
237,118	Telefonica S.A.	4,068,319

	Total Spain	26,008,364

	Switzerland (2.2%)
	Financial Conglomerates
101,708	UBS AG (Registered Shares)	5,752,771

	Taiwan (1.6%)
	Semiconductors
451,650	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,204,861

	United Kingdom (8.8%)
	Beverages: Alcoholic
300,300	SABMiller PLC	5,914,352

	Investment Managers
617,532	Man Group PLC	4,964,213
1,732,000	RAB Capital PLC	3,214,947
		8,179,160
	Major Banks
200,597	Standard Chartered PLC	5,021,940

	Pharmaceuticals: Other
227,615	Shire PLC	3,865,334

	Total United Kingdom	22,980,786

	United States (34.4%)
	Apparel/Footwear
99,600	Under Armour, Inc. (Class A)*	3,430,224

	Beverages: Non-Aloholic
52,400	PepsiCo, Inc.	3,420,672

	Biotechnology
86,416	Amgen Inc.*	5,870,239
51,832	Genentech, Inc.*	4,277,177
46,300	Gilead Sciences, Inc.*	2,935,420
		13,082,836
	Broadcasting
190,700	XM Satellite Radio Holdings Inc. (Class A)*	2,471,472

	Computer Processing Hardware
75,900	Apple Computer, Inc.*	5,149,815

	Electric Utilities
79,300	Constellation Energy Group	4,765,137

	Electronic Components
81,100	Amphenol Corp. (Class A)	4,660,817

	Electronic Equipment/Instruments
75,200	Mine Safety Appliances Co.	2,665,840

	Financial Conglomerates
58,600	Prudential Financial, Inc.	4,301,826

	Hospital/Nursing Management

87,000	United Surgical Partners International, Inc.*	2,455,140

	Investment Banks/Brokers
41,300	Goldman Sachs Group, Inc. (The)	6,139,245
59,682	Merrill Lynch & Co., Inc.	4,388,417
		10,527,662
	Investment Trusts/Mutual Funds
121,500	KKR Private Equity Investors LP (Units)* †	2,744,685

	Life/Health Insurance
96,500	AFLAC, Inc.	4,349,255

	Media Conglomerates
310,031	News Corp. (Class A)	5,899,890

	Medical Specialties
49,400	Bard (C.R.), Inc.	3,713,892
62,100	Fisher Scientific International Inc.*	4,858,083
		8,571,975
	Medical/Nursing Services
120,900	Matria Healthcare, Inc.*	3,264,300

	Miscellaneous Commercial Services
107,000	FTI Consulting Inc.*	2,390,380

	Specialty Stores
126,800	Staples, Inc.	2,860,608

	Telecommunication Equipment
139,182	Corning Inc.*	3,095,408

	Total United States	90,107,942
	TOTAL COMMON STOCKS (Cost $248,699,353)	260,424,846

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (0.6%)
	REPURCHASE AGREEMENT
$1,685	Joint repurchase agreement account 5.27%
	due 09/01/06 (dated 8/31/06;
	proceeds $1,685,247) (a)(Cost $1,685,000)	1,685,000

TOTAL INVESTMENTS
(Cost $250,384,353) (b)	100.0%	262,109,846
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(59,410)
NET ASSETS	100.0%	$262,050,436

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit;
stocks with attached warrants.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,503,365 and the aggregate gross unrealized depreciation is $11,777,872, resulting in net unrealized appreciation of $11,725,493.

Morgan Stanley Global Advantage Fund

Summary of Investments August 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$26,614,731	10.2%
Biotechnology	15,840,812	6.0
Financial Conglomerates	15,421,317	5.9
Apparel/Footwear Retail	12,379,414	4.7
Broadcasting	11,444,376	4.4
Medical Specialties	11,381,602	4.3
Investment Banks/Brokers	10,527,662	4.0
Pharmaceuticals: Other	8,418,894	3.2
Investment Managers	8,179,160	3.1
Apparel/Footwear	7,645,747	2.9
Electronic Components	7,529,397	2.9
Beverages: Non-Alcoholic	7,111,728	2.7
Semiconductors	5,984,472	2.3
Beverages: Alcoholic	5,914,352	2.3
Media Conglomerates	5,899,890	2.2
Electronic Equipment/Instruments	5,552,914	2.1
Airlines	5,199,161	2.0
Computer Processing Hardware	5,149,815	2.0
Home Building	5,146,144	2.0
Insurance Brokers/Services	4,925,920	1.9
Multi-Line Insurance	4,919,631	1.9
Electric Utilities	4,765,137	1.8
Data Processing Services	4,476,590	1.7
Life/Health Insurance	4,349,255	1.7
Industrial Machinery	4,106,945	1.6
Wholesale Distributors	4,072,355	1.6
Major Telecommunications	4,068,319	1.5
Marine Shipping	3,864,608	1.5
Regional Banks	3,420,252	1.3
Medical/Nursing Services	3,264,300	1.2
Finance/Rental/Leasing	3,179,742	1.2
Construction Materials	3,178,739	1.2
Telecommunication Equipment	3,095,408	1.2
Specialty Stores	2,860,608	1.1
Pharmaceuticals: Generic Drugs	2,844,221	1.1
Other Consumer Services	2,795,051	1.1
Investment Trusts/Mutual Funds	2,744,685	1.0
Food: Specialty/Candy	2,606,180	1.0
Wireless Telecommunications	2,574,510	1.0
Hospital/Nursing Management	2,455,140	0.9
Miscellaneous Commercial Services	2,390,380	0.9
Agricultural Commodities/Milling	2,125,282	0.8
Repurchase Agreement	1,685,000	0.6

	$262,109,846	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2006